Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	The Prudential Investment Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Nov. 29, 2023
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2023